Pension and Other Postretirement Benefits - Changes in Projected Benefit Obligations, Fair Value of Plan Assets, and Funded Status of Plan (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Defined Benefit Pension Plans
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefit obligation at beginning of year	$ 226	$ 261
Service cost	0	0	$ 0
Interest cost	5	7	7
Plan participants' contributions	0	0
Actuarial (gain) loss	(3)	(10)
Benefits paid	(13)	(10)
(Gain) loss due to settlement	0	(21)
Plan amendments	0	0
Exchange rate differences and other	0	(1)
Benefit obligation at end of year	215	226	261
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at beginning of year	151	158
Actual return on plan assets	15	19
Plan participants' contributions	0	0
Employer contributions	13	6
Benefits paid	(13)	(10)
(Loss) gain due to settlement	0	(21)
Exchange rate differences and other	0	(1)
Fair value of plan assets at end of year	166	151	158
Contributions between measurement date and year end	0	0
Funded status of the plans at year end	(49)	(75)
Postretirement Benefit Plans
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefit obligation at beginning of year	2	3
Service cost	0	0	0
Interest cost	0	0	0
Plan participants' contributions	0	0
Actuarial (gain) loss	0	(1)
Benefits paid	0	0
(Gain) loss due to settlement	0	0
Plan amendments	0	0
Exchange rate differences and other	0	0
Benefit obligation at end of year	2	2	3
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at beginning of year	1	1
Actual return on plan assets	0	0
Plan participants' contributions	0	0
Employer contributions	0	0
Benefits paid	0	0
(Loss) gain due to settlement	0	0
Exchange rate differences and other	0	0
Fair value of plan assets at end of year	1	1	1
Contributions between measurement date and year end	0	0
Funded status of the plans at year end	(1)	(1)
Supplemental Retirement Plans
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefit obligation at beginning of year	23	24
Service cost	0	0	0
Interest cost	1	1	1
Plan participants' contributions	0	0
Actuarial (gain) loss	(1)	(1)
Benefits paid	(1)	(1)
(Gain) loss due to settlement	0	0
Plan amendments	0	0
Exchange rate differences and other	0	0
Benefit obligation at end of year	22	23	24
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at beginning of year	11	10
Actual return on plan assets	1	1
Plan participants' contributions	0	0
Employer contributions	1	1
Benefits paid	(1)	(1)
(Loss) gain due to settlement	0	0
Exchange rate differences and other	0	0
Fair value of plan assets at end of year	12	11	$ 10
Contributions between measurement date and year end	0	0
Funded status of the plans at year end	$ (10)	$ (12)